Subsequent Events - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2022	Mar. 15, 2022
Subsequent Event [Line Items]
Stock Repurchased and Retired During Period, Value		$ 18,200
Proceeds from Issuance of Debt		$ 0	$ 199,840	$ 306,710
Subsequent Event
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share						$ 0.01
Subordinated Debt	$ 87,700
Subsequent Event | Terminated $87.7 Million Facility [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Debt	$ 25,000
Green term loan [Member] | Subsequent Event | $175.0 Million Credit Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					$ (75,000)
Revolving Loans [Member] | Subsequent Event | $175.0 Million Credit Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					(25,000)
Letter of Credit [Member] | Subsequent Event | $175.0 Million Credit Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					$ (75,000)